Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000142693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Accumulated Value	$ 9,450		$ 10,276	$ 9,435	$ 9,623	$ 9,008	$ 6,805	$ 9,493	$ 12,732	$ 13,888	$ 20,828	$ 20,232
C000142692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Accumulated Value	10,000		10,897	10,030	10,242	9,616	7,282	10,185	13,679	14,957	22,480	21,899
C000142691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Accumulated Value	10,000		10,789	9,831	9,938	9,237	6,925	9,581	12,744	13,798	20,549	19,809
C000142690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Accumulated Value	14,175		15,415	14,153	14,422	13,499	10,195	14,229	19,071	20,807	31,179	30,283
Alerian MLP C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,928	10,182	10,304	9,170	6,923	9,606	13,665	16,848	22,094	22,877
Cushing MLP Premier Tiered C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,928	10,182	10,304	9,170	6,923	9,701	12,530	13,687	20,698	20,796
Alerian Midstream Energy Select C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		12,665	12,806	12,105	12,339	10,135	14,202	18,344	20,037	30,300	30,444
Russell 3000 C000142691 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
Morningstar Energy Limited Partnership Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Energy Limited Partnership Category Average
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Accumulated Value	15,000		16,393	15,272	15,457	13,756	10,385	14,409	20,498	25,273	33,141	34,316
Cushing MLP Premier Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Cushing MLP Premier Tiered Index
Accumulated Value	15,000		16,393	15,272	15,457	13,756	10,385	14,552	18,796	20,530	31,047	31,193
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Accumulated Value	15,000		18,997	19,208	18,158	18,509	15,203	21,304	27,516	30,055	45,450	45,665
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Accumulated Value	$ 15,000		$ 16,246	$ 19,865	$ 20,962	$ 24,210	$ 28,815	$ 36,405	$ 32,472	$ 36,566	$ 49,176	$ 55,859